Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total Foresight Autonomous Holdings Ltd. Shareholders’ Equity	Non-Controlling Interest	Total
Balance at Dec. 31, 2020		$ 111,739	$ (64,768)	$ 46,971	$ 74	$ 47,045
Balance (in Shares) at Dec. 31, 2020	312,760,305
Issuance of ordinary shares		13,508		13,508		13,508
Issuance of ordinary shares (in Shares)	6,891,720
Exercise of options		57		57		57
Exercise of options (in Shares)	1,605,402
Exercise of warrants		595		595		595
Exercise of warrants (in Shares)	1,174,589
Share-based payment		2,310		2,310	154	2,464
Share-based payment (in Shares)	220,000
Net loss for the year			(15,036)	(15,036)		(15,036)
Balance at Dec. 31, 2021		128,209	(79,804)	48,405	228	48,633
Balance (in Shares) at Dec. 31, 2021	322,652,016
Exercise of options
Exercise of options (in Shares)	7,540
Share-based payment		823		823	126	949
Share-based payment (in Shares)	125,000
Net loss for the year			(12,140)	(12,140)		(12,140)
Balance at Jun. 30, 2022		$ 129,032	$ (91,944)	$ 37,088	$ 354	$ 37,442
Balance (in Shares) at Jun. 30, 2022	322,784,556